Employee Future Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Future Benefits	Employee Future Benefits
A. Description
The Company sponsors registered pension plans in Canada and the U.S. covering substantially all employees of the Company in both countries and specific named employees working internationally. The Canadian plans have defined benefit and defined contribution options, as well as a non-registered supplemental plan for eligible employees whose annual earnings exceed the Canadian income tax limit. The U.S. plan has a defined contribution option only.
As of June 30, 2025, all Canadian and U.S. defined benefit pension plans were closed to new members, following closure of the Sunhills plan. The U.S. defined benefit pension plan was frozen effective Dec. 31, 2010, resulting in no future benefits being earned. The supplemental pension plan was closed as of Dec. 31, 2015, and a new defined contribution supplemental pension plan commenced for executive members effective Jan. 1, 2016. Executives current as of Dec. 31, 2015, were grandfathered into the old supplemental plan.
The Company's U.S. defined benefit pension plan was terminated effective June 30, 2024 and annuitized in October 2024.
The measurement date used for all plans to determine the fair value of plan assets and the present value of the defined benefit obligation was Dec. 31, 2025.
Funding of the registered pension plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada, or more, depending on funding status. The supplemental pension plan is solely the obligation of the Company. The Company is not obligated to fund the supplemental plan but is obligated to pay benefits under the terms of the plan as they come due. The Company posted a letter of credit in March 2025 in the amount of $92 million, and provided $62 million in surety bonds, to secure the obligations under the supplemental plan and the Canadian defined benefit plan, respectively.
The Company provides other health and dental benefits to certain eligible employees to the age of 65 for both disabled members and retired members through its other post-employment benefits plans. The measurement date used to determine the present value obligation for both plans was Dec. 31, 2025.
The Company provides several defined contribution plans, including the acquired Heartland plan, an Australian superannuation plan and a U.S. 401(k) savings plan, that provide for company contributions from 5.0 to 11.5 per cent, depending on the plan.
Optional employee contributions are allowed for all the defined contribution plans.
The Company's Canadian registered pension Plan was amended effective April 26, 2025 following TransAlta's acquisition of Heartland.
Pursuant to this amendment, certain employees of Heartland, who started their employment with the Company between December 4, 2024 to April 26, 2025 and met eligibility provisions, commenced their participation with the plan.
During the year ended Dec. 31, 2025, the Heartland members' balances in their previous plan were transferred to the Company's plan.
B. Costs Recognized
The costs recognized in net (loss) earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2025	Registered	Supplemental	Other	Total
Current service cost	1	—	—	1
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	13	4	—	17
Interest on plan assets	(11)	(1)	—	(12)
Defined benefit expense	4	3	—	7
Defined contribution expense	14	—	—	14
Net expense	18	3	—	21

Year ended Dec. 31, 2024	Registered	Supplemental	Other	Total
Current service cost	1	1	1	3
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	14	4	1	19
Interest on plan assets	(12)	(1)	—	(13)
Defined benefit expense	4	4	2	10
Defined contribution expense	12	—	—	12
Net expense	16	4	2	22
C. Status of Plans
The status of the defined benefit pension and other post-employment benefit plans is as follows:

Year ended Dec. 31, 2025	Registered	Supplemental	Other	Total
Fair value of plan assets	229	16	—	245
Present value of defined benefit obligation	(285)	(88)	(17)	(390)
Funded status – plan deficit	(56)	(72)	(17)	(145)
Amount recognized in the Consolidated Financial Statements:
Accrued current liabilities	(1)	—	(1)	(2)
Other long-term liabilities	(55)	(72)	(16)	(143)
Total amount recognized	(56)	(72)	(17)	(145)

Year ended Dec. 31, 2024	Registered	Supplemental	Other	Total
Fair value of plan assets	241	16	—	257
Present value of defined benefit obligation	(303)	(90)	(18)	(411)
Funded status – plan deficit	(62)	(74)	(18)	(154)
Amount recognized in the Consolidated Financial Statements:
Accrued current liabilities	(1)	(6)	(1)	(8)
Other long-term liabilities	(61)	(68)	(17)	(146)
Total amount recognized	(62)	(74)	(18)	(154)
D. Plan Assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2023	269	15	—	284
Interest on plan assets	12	1	—	13
Net return on plan assets	13	(1)	—	12
Contributions(1)	1	6	1	8
Benefits paid	(31)	(5)	(1)	(37)
Administration expenses	(1)	—	—	(1)
Effect of settlement from annuitization of the U.S. defined benefit plan	(23)	—	—	(23)
Change in foreign exchange rates	1	—	—	1
As at Dec. 31, 2024	241	16	—	257
Interest on plan assets	11	1	—	12
Net return on plan assets	2	(1)	—	1
Contributions(1)	4	6	1	11
Benefits paid	(28)	(6)	(1)	(35)
Administration expenses	(1)	—	—	(1)
As at Dec. 31, 2025	229	16	—	245
(1)The Company made a voluntary contribution of $4 million (2024 – nil) to further improve the funded status of its defined benefit pension plan.
The fair value of the Company’s defined benefit plan assets by major category is as follows:

As at Dec. 31, 2025	Level I	Level II	Level III	Total
Equity securities
Canadian	—	11	—	11
International	—	52	—	52
Private	—	—	1	1
Bonds
A - AAA	—	16	80	96
BBB	—	1	11	12
Below BBB	—	—	6	6
Loans(1)	—	2	—	2
Other
Alternative funds(2)	—	—	42	42
Money market and cash and cash equivalents	18	3	2	23
Total	18	85	142	245
(1)Includes A credit rating loans of $1 million.
(2)Alternative funds include investments in infrastructure and real estate funds.

As at Dec. 31, 2024	Level I	Level II	Level III	Total
Equity securities
Canadian	—	12	—	12
International	—	53	—	53
Private	—	—	1	1
Bonds
A - AAA	—	18	81	99
BBB	—	1	16	17
Below BBB	—	—	5	5
Loans(1)	—	1	—	1
Other
Alternative funds(2)	—	—	46	46
Money market and cash and cash equivalents	2	19	2	23
Total	2	104	151	257
(1)Includes A credit rating loans of $1 million.
(2)Alternative funds include investments in infrastructure and real estate funds.
Plan assets did not include any common shares of the Company as at Dec. 31, 2025 and Dec. 31, 2024.
E. Defined Benefit Obligation
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2023	340	89	17	446
Current service cost	1	—	1	2
Interest cost	14	4	1	19
Benefits paid	(31)	(5)	(1)	(37)
Actuarial loss arising from financial assumptions	1	1	—	2
Actuarial loss arising from experience adjustments	—	1	—	1
Effect of settlement from the termination of the U.S. defined benefit plan	(23)	—	—	(23)
Change in foreign exchange rates	1	—	—	1
Present value of defined benefit obligation as at Dec. 31, 2024	303	90	18	411
Current service cost	1	—	—	1
Interest cost	13	4	—	17
Benefits paid	(28)	(5)	(1)	(34)
Actuarial gain arising from financial assumptions	(5)	(2)	—	(7)
Actuarial loss arising from experience adjustments	1	1	—	2
Present value of defined benefit obligation as at Dec. 31, 2025(1)	285	88	17	390
(1)The weighted average duration of the defined benefit plan obligation as at Dec. 31, 2025, is 9.4 years.
F. Contributions
The expected employer contributions for 2026 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	1	—	1	2
G. Assumptions
The significant actuarial assumptions used in measuring the Company’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	2025			2024
As at Dec. 31 (per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	4.7	4.7	4.8	4.5	4.5	4.8
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	—	—	6.5	—	—	6.7
Dental-care cost escalation	—	—	4.1	—	—	4.1
Benefit cost for the year
Discount rate	4.5	4.5	4.8	4.6	4.6	4.7
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(2)(4)	—	—	6.5	—	—	6.7
Dental-care cost escalation	—	—	4.6	—	—	4.6
(1)2025 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2035 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(2)2025 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2034 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(3)2024 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2034 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
(4)2024 Post- and pre-65 rates: decreasing gradually to 4.5 per cent by 2033 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3 per cent per year to 4.5 per cent in 2030 for Canada.
H. Sensitivity Analysis
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			U.S. plans
As at Dec. 31, 2025	Registered	Supplemental	Other	Pension
1 per cent decrease in the discount rate	25	10	1	—
1 per cent increase in the salary scale	1	—	—	—
1 per cent increase in the health-care cost trend rate	—	—	2	—
10 per cent improvement in mortality rates	12	3	—	—